LEASES (Tables)	6 Months Ended
Dec. 31, 2022
LEASES
Schedule of operating lease related assets and liabilities recorded on the balance sheets

	June 30,	December 31,	December 31,
	2022	2022	2022
		RMB	U.S. Dollars
	RMB	(Unaudited)	(Unaudited)
Rights of use lease assets, net	¥6,666,759	¥5,038,871	$730,451

Operating lease liabilities – current	3,892,774	3,705,420	537,150
Operating lease liabilities – non-current	2,184,635	752,821	109,131
Total operating lease liabilities	¥6,077,409	¥4,458,241	$646,281

Schedule of weighted average remaining lease terms and discount rates for all of operating leases

		December 31,
	June 30,	2022
	2022	(Unaudited)
Remaining lease term and discount rate:
Weighted average remaining lease term (years)	16.18	15.31
Weighted average discount rate	5.0%	5.0%

Schedule of maturities of lease liabilities

	RMB	U.S. Dollars
	(Unaudited)	(Unaudited)
Remainder of 2023	¥2,343,837	$339,770
2024	2,222,504	322,182
Total lease payments	4,566,341	661,952
Less: imputed interest	(108,100)	(15,671)
Present value of lease liabilities	4,458,241	646,281
Less: operating lease liabilities – current	3,705,420	537,150
Operating lease liabilities – non-current	¥752,821	$109,131